SUBSEQUENT EVENTS (Details)		2 Months Ended				0 Months Ended		2 Months Ended				1 Months Ended
	Aug. 31, 2013 SanyaCinema	Feb. 28, 2014 Subsequent event Overseas Commercial Bank Revolving credit line Bank Borrowing due on January 7, 2015, February 19, 2015, and February 19, 201 USD ($) item	Feb. 28, 2014 Subsequent event Overseas Commercial Bank Revolving credit line Due on January 7, 2015 USD ($)	Feb. 28, 2014 Subsequent event Overseas Commercial Bank Revolving credit line Due on February 19, 2015 USD ($)	Feb. 28, 2014 Subsequent event Overseas Commercial Bank Revolving credit line Due on February 19, 2015, one USD ($)	Mar. 31, 2014 Subsequent event PRC commercial bank Revolving credit line Loan principal of $12,869,185 (equivalent of RMB80 million) due on March 31, 2015 USD ($)	Mar. 31, 2014 Subsequent event PRC commercial bank Revolving credit line Loan principal of $12,869,185 (equivalent of RMB80 million) due on March 31, 2015 CNY	Apr. 30, 2014 Subsequent event PRC commercial bank Revolving credit line Loan of total principal of $10,760,000 due on March 10, 2014 USD ($) item	Apr. 30, 2014 Subsequent event PRC commercial bank Revolving credit line Due on March 10, 2014, one USD ($)	Apr. 30, 2014 Subsequent event PRC commercial bank Revolving credit line Due on March 10, 2014, two USD ($)	Apr. 30, 2014 Subsequent event PRC commercial bank Revolving credit line Due on March 10, 2014, three USD ($)	Mar. 31, 2014 Subsequent event SanyaCinema
Subsequent events
Legal ownership (as a percent)	51.00%
Minimum percentage of shareholders' approval needed for any significant board resolutions related to operating and financing activities												50.00%
Number of loans		3						3
Principal amount borrowed		$ 5,952,549	$ 2,821,782	$ 3,016,324	$ 114,443	$ 12,869,185	80,000,000	$ 10,760,000	$ 4,643,000	$ 3,067,000	$ 3,050,000
Interest rate (as a percent)		3.25%				7.20%	7.20%
Term of loan		12 months				12 months	12 months	12 months
Variable rate basis									twelve months LIBOR	twelve months LIBOR	twelve months LIBOR
Annual interest rate spread (as a percent)									2.70%	2.80%	2.90%